Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through P&L (Detail: Text Values)	3 Months Ended		6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2021 EUR (€)
Net Interest Income [Abstract]
Base Rate discount under the TLTRO III from June 24, 2020 to June 23, 2022 (in basis points)	50,000,000
Lending discounts applied under TLTRO III program from June 24, 2020 and June 23, 2021	0.005
Eligible net lending threshold under TLTRO III between March 1, 2020 and March 31, 2021	0
Lending discounts applied under TLTRO III program from June 24, 2021 and June 23, 2022	0.005
Eligible net lending threshold under TLTRO III between October 1, 2020 and December 31, 2021	0
Base Rate discount under the TLTRO III from June 24, 2021 to June 23, 2022 (in basis points)	50,000,000
All in rate applied by the Group under the TLTRO III program	€ (0.01)
Group borrowing under the TLTRO III-refinancing program June 2022	44,700,000,000
Group borrowing under the TLTRO III-refinancing program June 2021	40,800,000,000
Net interest income related to EU government grants under the Targeted Longer-Term Refinancing Operations III (TLTRO III) program	109,000,000	€ 103,000,000	€ 223,000,000	€ 282,000,000
Negative interest expense included in interest and similar income	388,000,000	255,000,000	745,000,000	605,000,000
Negative interest income included in interest expense	€ 192,000,000	€ 171,000,000	€ 376,000,000	€ 402,000,000